Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 35.33%
FHLMC	5.50%	10-1-2054	$4,922,992	$4,993,928
FHLMC	5.50	11-1-2054	382,364	387,795
FHLMC	5.50	6-1-2055	2,157,033	2,187,675
FNMA%%	5.00	1-15-2055	13,275,000	13,237,664
FNMA%%	5.50	1-15-2055	1,695,000	1,718,700
FNMA%%	6.00	1-15-2055	23,830,000	24,466,916
GNMA	5.00	12-20-2054	1,800,848	1,798,693
GNMA%%	5.00	1-15-2055	2,185,000	2,179,835
GNMA	5.50	12-20-2054	3,153,079	3,189,730
GNMA%%	5.50	1-15-2055	16,825,000	16,988,142
Total agency securities (Cost $70,762,804)				71,149,078
Asset-backed securities: 6.07%
Aligned Data Centers Issuer LLC Series 2021-1A Class B144A	2.48	8-15-2046	160,000	157,129
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,000,000	1,013,595
BSPRT Issuer LLC Series 2025-FL12 Class A (U.S. SOFR 1 Month+1.39%)144A±	5.12	1-17-2043	400,000	399,715
Centersquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	300,000	294,188
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	395,121	399,888
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A Class A2144A	6.00	5-20-2055	850,000	869,762
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	225,000	225,619
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	804,997	814,948
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	346,500	356,369
FREED ABS Trust Series 2022-3FP Class D144A	7.36	8-20-2029	50,372	50,606
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	499,404	498,792
Jack in the Box Funding LLC Series 2019-1A Class A23144A	4.97	8-25-2049	1,000,125	956,116
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	337,450	344,233
LoanCore Issuer LLC Series 2025-CRE8 Class C (U.S. SOFR 1 Month+2.14%)144A±	5.88	8-17-2042	1,000,000	991,255
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	6.65	10-16-2036	270,000	263,921
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	200,000	122,708
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	560,000	566,834
Sabey Data Center Issuer LLC Series 2022-1 Class A2144A	5.00	6-20-2047	500,000	495,530
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	498,750	498,113
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	1,000,000	1,003,383
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	1,089,000	1,079,721
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	100,000	100,992
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	285,000	287,821
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	420,000	428,844
Total asset-backed securities (Cost $12,254,821)				12,220,082
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 1

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 25.81%
Basic materials: 0.82%
Chemicals: 0.59%
Celanese U.S. Holdings LLC	6.88%	7-15-2032	$400,000	$416,250
Chemours Co.144A	8.00	1-15-2033	420,000	406,608
LYB International Finance III LLC	5.50	3-1-2034	55,000	54,364
LYB International Finance III LLC	5.88	1-15-2036	305,000	303,569
				1,180,791
Iron/steel: 0.23%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	80,000	76,760
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	385,000	394,625
				471,385
Communications: 4.46%
Advertising: 0.03%
Clear Channel Outdoor Holdings, Inc.144A	7.50	3-15-2033	40,000	42,251
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	5,000	4,881
				47,132
Internet: 1.02%
Arches Buyer, Inc.144A	6.13	12-1-2028	250,000	243,873
Booking Holdings, Inc.	4.13	5-12-2033	635,000	773,535
Cablevision Lightpath LLC144A	5.63	9-15-2028	203,000	198,402
Meta Platforms, Inc.	4.88	11-15-2035	475,000	474,363
Meta Platforms, Inc.	5.63	11-15-2055	385,000	369,512
				2,059,685
Media: 2.06%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	831,000	706,578
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	490,000	440,909
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	70,000	45,180
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	205,000	213,954
Comcast Corp.	2.94	11-1-2056	130,000	73,044
Comcast Corp.	5.50	5-15-2064	195,000	174,359
CSC Holdings LLC144A	5.50	4-15-2027	186,000	159,480
CSC Holdings LLC144A	11.25	5-15-2028	350,000	278,483
DISH Network Corp.144A	11.75	11-15-2027	229,000	238,339
Gray Media, Inc.144A	9.63	7-15-2032	425,000	441,051
News Corp.144A	3.88	5-15-2029	370,000	358,999
News Corp.144A	5.13	2-15-2032	325,000	320,348
Paramount Global (U.S. SOFR 3 Month+3.90%)±	6.25	2-28-2057	560,000	502,270
Time Warner Cable LLC	5.50	9-1-2041	230,000	201,860
				4,154,854
See accompanying notes to portfolio of investments
2 | Allspring Income Plus ETF

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 1.35%
AT&T, Inc.	3.55%	9-15-2055	$280,000	$186,380
AT&T, Inc.	5.70	11-1-2054	590,000	565,908
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	483,562	495,394
Level 3 Financing, Inc.144A	3.75	7-15-2029	54,000	49,168
Level 3 Financing, Inc.144A	7.00	3-31-2034	290,000	298,866
Level 3 Financing, Inc.144A	8.50	1-15-2036	410,000	419,833
Verizon Communications, Inc.	5.00	1-15-2036	535,000	530,458
Verizon Communications, Inc.	5.88	11-30-2055	165,000	163,020
				2,709,027
Consumer, cyclical: 3.15%
Airlines: 0.42%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	438,529	432,860
JetBlue Airways Corp./JetBlue Loyalty LP144A	9.88	9-20-2031	300,000	302,238
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	52,699	52,700
United Airlines Pass-Through Trust Series 2020-1 Class A	5.88	10-15-2027	45,908	47,072
				834,870
Apparel: 0.34%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	625,000	689,864
Auto manufacturers: 0.57%
Ford Motor Credit Co. LLC	5.73	9-5-2030	470,000	477,237
Ford Motor Credit Co. LLC	5.87	10-31-2035	680,000	671,555
				1,148,792
Auto parts & equipment: 0.14%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	280,000	288,975
Home builders: 0.50%
Century Communities, Inc.144A	6.63	9-15-2033	445,000	449,983
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	510,000	518,308
LGI Homes, Inc.144A	8.75	12-15-2028	33,000	34,421
				1,002,712
Housewares: 0.03%
Newell Brands, Inc.	6.38	5-15-2030	65,000	63,476
Lodging: 0.15%
Las Vegas Sands Corp.	6.20	8-15-2034	285,000	299,538
Retail: 0.67%
Michaels Cos., Inc.144A	7.88	5-1-2029	253,000	233,543
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	510,000	519,019
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	580,000	597,213
				1,349,775
Toys/games/hobbies: 0.33%
Hasbro, Inc.	6.05	5-14-2034	270,000	286,416
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Toys/games/hobbies(continued)
Mattel, Inc.	5.00%	11-17-2030	$140,000	$140,971
Mattel, Inc.144A	5.88	12-15-2027	240,000	240,050
				667,437
Consumer, non-cyclical: 3.06%
Agriculture: 0.31%
BAT Capital Corp.	5.63	8-15-2035	360,000	374,987
BAT Capital Corp.	6.25	8-15-2055	250,000	257,796
				632,783
Commercial services: 1.49%
GEO Group, Inc.	10.25	4-15-2031	125,000	136,836
Global Payments, Inc.	4.88	11-15-2030	530,000	530,591
Global Payments, Inc.	4.88	3-17-2031	735,000	898,988
Global Payments, Inc.	5.20	11-15-2032	195,000	195,091
Global Payments, Inc.	5.95	8-15-2052	60,000	57,315
Sabre Financial Borrower LLC144A	11.13	6-15-2029	590,000	597,869
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	425,000	395,417
Upbound Group, Inc.144A	6.38	2-15-2029	190,000	187,152
				2,999,259
Cosmetics/Personal Care: 0.22%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	4.75	1-15-2029	190,000	187,219
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	5.60	1-15-2031	245,000	247,229
				434,448
Food: 0.39%
Kroger Co.	5.50	9-15-2054	380,000	361,874
Mars, Inc.144A	5.70	5-1-2055	430,000	428,335
				790,209
Healthcare-products: 0.10%
Baxter International, Inc.	5.65	12-15-2035	200,000	202,404
Healthcare-services: 0.42%
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	228,000	248,848
Radiology Partners, Inc.144A	8.50	7-15-2032	215,000	224,597
Star Parent, Inc.144A	9.00	10-1-2030	319,000	340,439
UnitedHealth Group, Inc.	5.95	6-15-2055	35,000	35,938
				849,822
Pharmaceuticals: 0.13%
AbbVie, Inc.	5.60	3-15-2055	255,000	255,457
Energy: 2.28%
Oil & gas: 0.70%
APA Corp.	5.25	2-1-2042	112,000	95,068
See accompanying notes to portfolio of investments
4 | Allspring Income Plus ETF

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
California Resources Corp.144A	8.25%	6-15-2029	$174,000	$182,001
Civitas Resources, Inc.144A	9.63	6-15-2033	190,000	205,127
ConocoPhillips Co.	5.65	1-15-2065	75,000	72,013
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	246,000	233,855
Nabors Industries, Inc.144A	9.13	1-31-2030	253,000	264,527
Shell Finance U.S., Inc.	4.75	1-6-2036	365,000	364,460
				1,417,051
Oil & gas services: 0.38%
Bristow Group, Inc.144A	6.88	3-1-2028	208,000	208,256
Schlumberger Holdings Corp.144A	4.85	5-15-2033	230,000	230,717
SESI LLC144A	7.88	9-30-2030	330,000	324,865
				763,838
Pipelines: 1.20%
Buckeye Partners LP	5.85	11-15-2043	40,000	37,511
Energy Transfer LP	5.95	5-15-2054	400,000	379,060
Energy Transfer LP	6.20	4-1-2055	150,000	147,025
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	78,000	83,261
MPLX LP	6.20	9-15-2055	180,000	178,470
Prairie Acquiror LP144A	9.00	8-1-2029	465,000	483,332
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	357,000	359,887
Venture Global LNG, Inc.144A	8.38	6-1-2031	168,000	167,064
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	726,000	573,345
				2,408,955
Financial: 7.80%
Banks: 2.63%
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	190,000	194,602
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	450,000	460,227
Bank of America Corp. Series DD (U.S. SOFR 3 Month+4.81%)ʊ±	6.30	3-10-2026	215,000	214,909
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	175,000	182,341
Citigroup, Inc. (U.S. SOFR+1.49%)±	5.17	9-11-2036	255,000	257,383
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	305,000	309,963
Goldman Sachs Group, Inc. Series T (5 Year Treasury Constant Maturity+2.97%)ʊ±	3.80	5-10-2026	325,000	322,035
JPMorgan Chase & Co. (U.S. SOFR+1.64%)±	5.58	7-23-2036	915,000	946,521
Morgan Stanley (U.S. SOFR+1.29%)±	2.94	1-21-2033	605,000	552,179
Morgan Stanley Series I (U.S. SOFR+1.31%)±	4.89	10-22-2036	290,000	287,433
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	80,000	89,608
U.S. Bancorp (U.S. SOFR+1.86%)±	5.68	1-23-2035	430,000	454,038
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84%	6-12-2034	$320,000	$341,405
Wells Fargo & Co. (U.S. SOFR+2.06%)±	6.49	10-23-2034	610,000	675,236
				5,287,880
Diversified financial services: 1.38%
Aircastle Ltd./Aircastle Ireland DAC144A	5.25	3-15-2030	345,000	352,201
American Express Co. (U.S. SOFR+1.24%)±	4.80	10-24-2036	550,000	543,091
Ares Finance Co. II LLC144A	3.25	6-15-2030	285,000	270,194
BlackRock Funding, Inc.	5.25	3-14-2054	275,000	263,562
Citadel LP144A	6.38	1-23-2032	250,000	265,339
Computershare U.S., Inc.	1.13	10-7-2031	415,000	419,868
Equitable America Global Funding144A	4.95	6-9-2030	440,000	448,117
PRA Group, Inc.144A	5.00	10-1-2029	170,000	159,865
United Wholesale Mortgage LLC144A	5.50	4-15-2029	60,000	59,570
				2,781,807
Insurance: 1.78%
Athene Global Funding144A	5.03	7-17-2030	320,000	322,390
Athene Global Funding144A	5.54	8-22-2035	520,000	521,721
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	155,000	127,042
MetLife, Inc.	6.40	12-15-2036	405,000	424,921
New York Life Insurance Co.144A	5.88	5-15-2033	265,000	281,069
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	270,000	286,553
Omnis Funding Trust144A	6.72	5-15-2055	445,000	462,734
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	45,000	42,310
Protective Life Corp.144A	4.70	1-15-2031	405,000	406,276
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	85,000	79,062
RGA Global Funding144A	4.60	11-25-2030	280,000	279,880
RGA Global Funding144A	5.05	12-6-2031	350,000	357,066
				3,591,024
Investment Companies: 0.88%
Ares Capital Corp. BDC	5.10	1-15-2031	410,000	404,960
Ares Capital Corp. BDC	5.50	9-1-2030	240,000	241,566
Ares Capital Corp. BDC	5.88	3-1-2029	125,000	128,229
Blue Owl Capital Corp. BDC	2.63	1-15-2027	1,025,000	1,001,708
				1,776,463
REITs: 1.13%
Alexandria Real Estate Equities, Inc.	5.15	4-15-2053	190,000	165,475
Brandywine Operating Partnership LP	8.88	4-12-2029	50,000	53,891
Essential Properties LP	2.95	7-15-2031	255,000	232,776
Essential Properties LP	5.40	12-1-2035	405,000	405,745
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	412,000	436,824
Piedmont Operating Partnership LP	9.25	7-20-2028	135,000	149,165
See accompanying notes to portfolio of investments
6 | Allspring Income Plus ETF

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Realty Income Corp.	5.13%	7-6-2034	$415,000	$530,331
Ventas Realty LP	5.00	2-15-2036	295,000	293,083
				2,267,290
Industrial: 0.99%
Building materials: 0.40%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	520,000	402,945
CP Atlas Buyer, Inc.144A	9.75	7-15-2030	380,000	393,585
				796,530
Engineering & construction: 0.17%
MasTec, Inc.144A	4.50	8-15-2028	335,000	332,903
Miscellaneous manufacturing: 0.10%
Entegris, Inc.144A	4.75	4-15-2029	205,000	205,447
Packaging & containers: 0.24%
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	480,000	488,006
Transportation: 0.08%
Burlington Northern Santa Fe LLC	5.55	3-15-2056	171,000	168,562
Technology: 1.60%
Computers: 0.20%
Hewlett Packard Enterprise Co.	5.60	10-15-2054	195,000	180,667
Kyndryl Holdings, Inc.	4.10	10-15-2041	270,000	213,859
				394,526
Semiconductors: 0.41%
Foundry JV Holdco LLC144A	5.88	1-25-2034	200,000	205,389
Foundry JV Holdco LLC144A	6.20	1-25-2037	375,000	394,051
Intel Corp.	2.80	8-12-2041	255,000	178,106
Intel Corp.	3.25	11-15-2049	85,000	54,302
				831,848
Software: 0.99%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	649,000	647,047
Cloud Software Group, Inc.144A	8.25	6-30-2032	438,000	457,728
Cloud Software Group, Inc.144A	9.00	9-30-2029	177,000	184,347
Oracle Corp.	4.45	9-26-2030	305,000	298,392
Oracle Corp.	5.38	9-27-2054	515,000	416,519
				2,004,033
Utilities: 1.65%
Electric: 1.65%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	40,000	40,736
Basin Electric Power Cooperative144A	5.85	10-15-2055	225,000	220,370
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	125,000	128,807
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 7

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Duke Energy Corp.	3.10%	6-15-2028		$245,000	$289,840
Duke Energy Corp.	3.85	6-15-2034		300,000	349,450
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		235,000	247,044
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055		120,000	122,657
Niagara Mohawk Power Corp.144A	6.00	7-3-2055		285,000	288,702
NRG Energy, Inc.144A	5.41	10-15-2035		200,000	199,788
Oglethorpe Power Corp.	4.25	4-1-2046		140,000	109,926
PG&E Corp.	5.25	7-1-2030		60,000	59,575
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		595,000	619,687
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		315,000	317,815
Southern Co. Series B (5 Year Treasury Constant Maturity+3.73%)±	4.00	1-15-2051		100,000	99,940
Vistra Operations Co. LLC144A	4.60	10-15-2030		235,000	234,905
					3,329,242
Total corporate bonds and notes (Cost $51,146,255)					51,978,100
Foreign corporate bonds and notes: 11.56%
Communications: 2.77%
Media: 0.01%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	21,000	16,229
Telecommunications: 2.76%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	265,000	383,452
Chorus Ltd.	3.63	9-7-2029	EUR	365,000	436,901
Fibercop SpA	1.63	1-18-2029	EUR	390,000	430,260
Koninklijke KPN NV	3.88	7-3-2031	EUR	600,000	727,009
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	74,468	87,490
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	215,000	243,825
TDC Net AS	5.00	8-9-2032	EUR	255,000	310,084
Telecom Italia SpA	1.63	1-18-2029	EUR	250,000	282,417
Telefonica Emisiones SA	4.18	11-21-2033	EUR	600,000	723,801
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	200,000	250,796
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	485,000	573,068
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	320,000	362,302
Vodafone Group PLC (UK Gilts 5 Year+3.84%)±	8.00	8-30-2086	GBP	150,000	220,929
Zegona Finance PLC144A	6.75	7-15-2029	EUR	436,500	539,065
					5,571,399
Consumer, cyclical: 1.47%
Entertainment: 0.34%
Universal Music Group NV	4.00	6-13-2031	EUR	560,000	676,572
See accompanying notes to portfolio of investments
8 | Allspring Income Plus ETF

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Leisure time: 0.53%
Pinnacle Bidco PLC144A	10.00%	10-11-2028	GBP	200,000	$283,742
TUI AG	5.88	3-15-2029	EUR	650,000	790,244
					1,073,986
Lodging: 0.32%
Essendi SA	6.38	10-15-2029	EUR	515,000	635,640
Retail: 0.12%
Dufry One BV	4.50	5-23-2032	EUR	101,000	121,494
Fressnapf Holding SE	5.25	10-31-2031	EUR	100,000	117,272
					238,766
Toys/games/hobbies: 0.16%
Asmodee Group AB	5.75	12-15-2029	EUR	266,667	329,118
Consumer, non-cyclical: 1.63%
Commercial services: 1.00%
Amber Finco PLC	6.63	7-15-2029	EUR	380,000	468,949
Motability Operations Group PLC	4.00	1-22-2037	EUR	335,000	390,608
Nexi SpA	2.13	4-30-2029	EUR	250,000	282,455
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	450,000	549,248
Worldline SA	4.13	9-12-2028	EUR	300,000	317,568
					2,008,828
Food: 0.33%
Iceland Bondco PLC	4.38	5-15-2028	GBP	500,000	656,499
Healthcare-services: 0.30%
Eurofins Scientific SE (3 Month EURIBOR+4.24%)ʊ±	6.75	4-24-2028	EUR	490,000	611,407
Energy: 0.89%
Oil & gas: 0.59%
Aker BP ASA	1.13	5-12-2029	EUR	450,000	494,909
Var Energi ASA (EURIBOR ICE Swap Rate 11:00am+4.77%)±	7.86	11-15-2083	EUR	100,000	129,030
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	500,000	564,096
					1,188,035
Oil & gas services: 0.30%
OEG Finance PLC	7.25	9-27-2029	EUR	500,000	614,224
Financial: 2.66%
Banks: 1.71%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	600,000	711,159
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	600,000	752,532
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	496,365
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 9

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks(continued)
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00%	9-5-2030	EUR	400,000	$496,701
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	258,644
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+1.60%)±	1.38	6-17-2033	EUR	200,000	225,604
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	400,000	500,229
					3,441,234
Insurance: 0.51%
NN Group NV (3 Month EURIBOR+4.20%)±	5.25	3-1-2043	EUR	440,000	555,307
Sampo Oyj (3 Month EURIBOR+3.60%)±	2.50	9-3-2052	EUR	440,000	476,151
					1,031,458
Real estate: 0.44%
Aedas Homes Opco SL144A	4.00	8-15-2026	EUR	265,000	311,151
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	500,000	578,125
					889,276
Government securities: 0.30%
Multi-national: 0.30%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	600,000	595,505
Industrial: 0.30%
Environmental control: 0.30%
Luna 2.5 Sarl144A	5.50	7-1-2032	EUR	500,000	598,343
Technology: 0.41%
Computers: 0.41%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	265,000	314,012
Teleperformance SE	5.75	11-22-2031	EUR	400,000	508,854
					822,866
Utilities: 1.13%
Electric: 0.52%
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	235,000	286,089
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	600,000	757,125
					1,043,214
Gas: 0.35%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	635,000	709,230
Water: 0.26%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88	10-24-2029	EUR	435,000	529,963
Total foreign corporate bonds and notes (Cost $21,021,431)					23,281,792
See accompanying notes to portfolio of investments
10 | Allspring Income Plus ETF

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign government bonds: 17.64%
Australia: 1.97%
Australia##	2.75%	11-21-2027	AUD	3,025,000	$1,971,374
New South Wales Treasury Corp.	3.00	4-20-2029	AUD	1,570,000	1,003,127
Queensland Treasury Corp.144A	3.50	8-21-2030	AUD	1,565,000	996,841
					3,971,342
Brazil: 2.45%
Brazil##	10.00	1-1-2027	BRL	27,870,000	4,926,842
Chile: 1.11%
Bonos de la Tesoreria de la Republica en pesos##	4.90	11-1-2027	CLP	2,000,000,000	2,241,430
Colombia: 2.02%
Colombia TES##	5.75	11-3-2027	COP	17,000,000,000	4,071,696
Czech Republic: 1.03%
Czech Republic##	5.00	9-30-2030	CZK	40,940,000	2,073,153
France: 1.94%
French Republic144A##	2.70	2-25-2031	EUR	3,355,000	3,914,881
Luxembourg: 0.99%
European Union##	2.63	7-4-2028	EUR	1,675,000	1,983,513
Mexico: 1.03%
Mexico Bonos##	8.50	2-28-2030	MXN	37,275,000	2,075,208
Singapore: 0.51%
Singapore	2.88	9-1-2027	SGD	1,290,000	1,026,279
South Africa: 1.07%
Republic of South Africa##	8.00	1-31-2030	ZAR	34,995,000	2,156,663
Spain: 1.49%
Spain144A##	1.25	10-31-2030	EUR	2,720,000	2,998,934
United Kingdom: 2.03%
U.K. Gilts##	3.75	3-7-2027	GBP	1,060,000	1,428,988
U.K. Gilts##	4.38	3-7-2030	GBP	1,935,000	2,652,442
					4,081,430
Total foreign government bonds (Cost $34,678,883)					35,521,371

	Shares
Investment companies: 0.23%
Exchange-traded funds: 0.23%
State Street SPDR Portfolio High Yield Bond ETF	19,868	470,276
Total investment companies (Cost $463,719)		470,276
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 11

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 0.91%
Communications: 0.13%
Media: 0.00%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.10%	8-2-2027	$6,570	$6,572
Telecommunications: 0.13%
CommScope, Inc. (U.S. SOFR 1 Month+4.75%)±	8.47	12-17-2029	150,000	150,070
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	4.35	4-15-2030	99,237	98,562
				248,632
Consumer, cyclical: 0.59%
Airlines: 0.02%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.74	4-1-2031	44,550	44,921
Entertainment: 0.26%
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+4.50%)±	8.34	12-2-2031	529,663	521,454
Housewares: 0.18%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	9.47	10-30-2029	359,533	354,506
Retail: 0.13%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.18	3-3-2028	276,067	272,928
Financial: 0.12%
Insurance: 0.12%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.08	1-31-2028	245,000	243,814
Technology: 0.07%
Software: 0.07%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.47	11-28-2028	133,516	133,441
Total loans (Cost $1,839,386)				1,826,268
Non-agency mortgage-backed securities: 3.47%
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	409,317	412,041
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	523,192	462,839
BAHA Trust Series 2024-MAR Class B144A±±	6.84	12-10-2041	500,000	523,278
Bank Series 2019-BN19 Class A3	3.18	8-15-2061	250,000	236,766
BOCA Commercial Mortgage Trust Series 2025-BOCA Class C (U.S. SOFR 1 Month+2.15%)144A±	6.00	12-15-2042	165,000	165,206
BRAVO Residential Funding Trust Series 2023-NQM1 Class A1144A±±	5.76	1-25-2063	668,447	666,321
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	357,259	345,988
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	1,000,000	1,013,753
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	405,000	365,376
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	275,000	250,909
See accompanying notes to portfolio of investments
12 | Allspring Income Plus ETF

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	4.82%	1-15-2036	$360,000	$353,114
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	196,955	198,971
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	360,000	371,982
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class B144A±±	4.39	1-5-2043	500,000	418,093
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	300,000	226,455
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	960,000	969,978
Total non-agency mortgage-backed securities (Cost $6,968,407)				6,981,070
U.S. Treasury securities: 13.14%
U.S. Treasury Bonds##	4.63	11-15-2044	145,000	142,089
U.S. Treasury Bonds##	4.63	11-15-2045	4,616,000	4,510,698
U.S. Treasury Bonds##	4.75	2-15-2045	60,000	59,695
U.S. Treasury Bonds##	4.75	5-15-2055	1,980,000	1,945,659
U.S. Treasury Bonds##	4.75	8-15-2055	1,693,000	1,664,431
U.S. Treasury Inflation-Indexed Notes##	1.88	7-15-2035	3,030,936	3,022,820
U.S. Treasury Notes##	3.63	8-31-2027	7,155,000	7,170,931
U.S. Treasury Notes##	3.88	7-31-2027	7,060,000	7,101,091
U.S. Treasury Notes##	3.88	3-15-2028	685,000	690,512
U.S. Treasury Notes##	4.00	11-15-2035	21,000	20,698
U.S. Treasury Notes##	4.25	1-15-2028	140,000	142,062
Total U.S. Treasury securities (Cost $26,521,660)				26,470,686
Yankee corporate bonds and notes: 9.18%
Basic materials: 0.33%
Chemicals: 0.17%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	380,000	147,250
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	205,000	198,872
				346,122
Mining: 0.16%
Rio Tinto Finance USA PLC	5.88	3-14-2065	305,000	315,010
Communications: 0.57%
Media: 0.04%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	90,000	83,316
Telecommunications: 0.53%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	547,000	575,987
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	190,000	189,814
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	285,000	296,679
				1,062,480
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 13

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 0.46%
Airlines: 0.15%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	6.38%	2-1-2030	$310,000	$295,011
Apparel: 0.07%
Gildan Activewear, Inc.144A	5.40	10-7-2035	145,000	144,584
Leisure time: 0.24%
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	95,000	97,120
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	380,000	390,430
				487,550
Consumer, non-cyclical: 0.84%
Beverages: 0.31%
Coca-Cola Icecek AS144A	4.50	1-20-2029	635,000	625,692
Pharmaceuticals: 0.53%
1261229 BC Ltd.144A	10.00	4-15-2032	730,000	759,212
Bausch Health Cos., Inc.144A	6.25	2-15-2029	245,000	197,225
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	95,000	109,387
				1,065,824
Energy: 0.70%
Oil & gas: 0.48%
Aker BP ASA144A	5.80	10-1-2054	165,000	150,017
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	119,512	120,071
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	710,000	706,332
				976,420
Pipelines: 0.22%
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	355,000	358,373
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)±	7.63	3-1-2055	80,000	83,389
				441,762
Financial: 5.27%
Banks: 3.34%
AIB Group PLC (U.S. SOFR+1.65%)144A±	5.32	5-15-2031	200,000	206,389
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	195,000	194,045
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	695,000	729,750
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	410,000	402,386
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	200,000	214,358
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	550,000	568,463
See accompanying notes to portfolio of investments
14 | Allspring Income Plus ETF

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88%	9-13-2034	$535,000	$534,142
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	225,000	237,640
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	440,000	448,697
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	620,000	621,376
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	485,000	499,684
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	200,000	201,665
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	940,000	859,236
UBS Group AG (1 Year Treasury Constant Maturity+1.77%)144A±	5.70	2-8-2035	550,000	578,306
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	235,000	232,830
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	200,000	204,505
				6,733,472
Diversified financial services: 0.94%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	510,000	534,396
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	195,000	188,844
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	455,000	472,044
Brookfield Asset Management Ltd.	6.08	9-15-2055	120,000	122,664
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	370,000	383,708
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	180,000	188,621
				1,890,277
Insurance: 0.67%
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	240,000	250,198
Intact Financial Corp.144A	5.46	9-22-2032	625,000	645,481
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	440,000	459,554
				1,355,233
Private equity: 0.32%
Brookfield Finance, Inc.	5.33	1-15-2036	635,000	635,905
Government securities: 0.25%
Multi-national: 0.25%
African Export-Import Bank144A	3.80	5-17-2031	560,000	499,219
Industrial: 0.38%
Engineering & construction: 0.02%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	45,000	48,857
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 15

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Packaging & containers: 0.25%
Trivium Packaging Finance BV144A	12.25%	1-15-2031	$455,000	$493,691
Trucking & leasing: 0.11%
SMBC Aviation Capital Finance DAC144A	5.25	11-26-2035	220,000	219,674
Utilities: 0.38%
Electric: 0.38%
Comision Federal de Electricidad144A	3.88	7-26-2033	730,000	646,776
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	115,000	115,527
				762,303
Total yankee corporate bonds and notes (Cost $17,945,468)				18,482,402
Yankee government bonds: 2.77%
Argentina: 0.77%
Argentinaøø	4.13	7-9-2035	275,000	204,600
Ciudad Autonoma De Buenos Aires144A	7.80	11-26-2033	460,000	466,325
Province of Santa Fe144A	8.10	12-11-2034	550,000	539,742
Provincia de Cordoba144Aøø	6.88	2-1-2029	355,000	338,599
				1,549,266
Benin: 0.18%
Benin144A	7.96	2-13-2038	350,000	362,827
Dominican Republic: 0.41%
Dominican Republic144A	4.50	1-30-2030	160,000	156,040
Dominican Republic144A	4.88	9-23-2032	175,000	168,210
Dominican Republic144A	5.50	2-22-2029	215,000	217,387
Dominican Republic144A	7.05	2-3-2031	260,000	278,980
				820,617
Israel: 0.18%
Israel	5.75	3-12-2054	390,000	375,183
Ivory Coast: 0.11%
Ivory Coast144A	8.25	1-30-2037	200,000	217,358
Mexico: 0.66%
Mexico	5.63	9-22-2035	555,000	547,230
Mexico	6.35	2-9-2035	535,000	560,680
Mexico	3.77	5-24-2061	350,000	215,425
				1,323,335
Panama: 0.12%
Panama	4.50	1-19-2063	320,000	238,305
Peru: 0.34%
Corp. Financiera de Desarrollo SA144A	5.95	4-30-2029	665,000	690,190
Total yankee government bonds (Cost $5,365,779)				5,577,081
See accompanying notes to portfolio of investments
16 | Allspring Income Plus ETF

Portfolio of investments—December 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.72%
Investment companies: 0.72%
Allspring Government Money Market Fund Select Class♠∞##		3.71%	1,445,704	$1,445,704
Total short-term investments (Cost $1,445,704)				1,445,704
Total investments in securities (Cost $250,414,317)	126.83%			255,403,910
Other assets and liabilities, net	(26.83)			(54,029,446)
Total net assets	100.00%			$201,374,464

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
##	All or a portion of this security is segregated as collateral for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLP	Chile peso
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MXN	Mexican peso
REIT	Real estate investment trust
SGD	Singapore dollar
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,273,144	$20,630,564	$(22,458,004)	$0	$0	$1,445,704	1,445,704	$37,685
See accompanying notes to portfolio of investments
Allspring Income Plus ETF | 17

Portfolio of investments—December 31, 2025 (unaudited)

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	123,677	AUD	184,703	Goldman Sachs International	1-2-2026	$416	$0
USD	2,161,923	CLP	2,050,000,000	Morgan Stanley, Inc.	1-2-2026	0	(113,731)
CLP	2,050,000,000	USD	2,254,630	Morgan Stanley, Inc.	1-2-2026	21,024	0
USD	2,249,830	CLP	2,050,000,000	Morgan Stanley, Inc.	1-2-2026	0	(25,824)
CLP	2,050,000,000	USD	2,249,830	Morgan Stanley, Inc.	1-2-2026	25,824	0
EUR	580,000	USD	680,421	Morgan Stanley, Inc.	1-15-2026	1,518	0
USD	33,723,514	EUR	28,640,000	Morgan Stanley, Inc.	1-15-2026	49,835	0
EUR	320,000	USD	376,535	State Street Bank & Trust Co.	1-15-2026	0	(293)
USD	2,066,208	CZK	42,680,000	Bank of New York Mellon Corp.	1-20-2026	0	(10,429)
USD	1,051,882	MXN	18,990,000	Morgan Stanley, Inc.	1-20-2026	0	(1,180)
USD	2,136,777	ZAR	36,000,000	Morgan Stanley, Inc.	1-20-2026	0	(34,947)
USD	4,121,296	AUD	6,240,000	Bank of New York Mellon Corp.	2-17-2026	0	(43,628)
AUD	185,000	USD	123,893	Goldman Sachs International	2-17-2026	0	(414)
USD	4,168,174	COP	15,897,000,000	Morgan Stanley, Inc.	2-17-2026	38,513	0
GBP	22,000	USD	29,403	State Street Bank & Trust Co.	2-17-2026	249	0
USD	6,570,826	GBP	4,926,000	Bank of New York Mellon Corp.	2-17-2026	0	(68,646)
GBP	120,000	USD	161,771	State Street Bank & Trust Co.	2-17-2026	0	(30)
USD	5,084,423	BRL	28,035,000	Bank of New York Mellon Corp.	3-16-2026	51,268	0
USD	2,256,616	CLP	2,050,000,000	Morgan Stanley, Inc.	3-23-2026	0	(22,416)
USD	1,036,862	SGD	1,330,000	Bank of New York Mellon Corp.	3-23-2026	0	(3,056)
						$188,647	$(324,594)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra U.S. Treasury Bond	6	3-20-2026	$718,933	$708,000	$0	$(10,933)
2-Year U.S. Treasury Notes	100	3-31-2026	20,870,471	20,878,906	8,435	0
Short
10-Year Euro BUND Index	(40)	3-6-2026	(6,035,761)	(5,996,810)	38,951	0
5-Year Euro-BOBL Futures	(73)	3-6-2026	(9,998,658)	(9,965,320)	33,338	0
10-Year U.S. Treasury Notes	(6)	3-20-2026	(673,677)	(674,625)	0	(948)
Ultra 10-Year U.S. Treasury Notes	(79)	3-20-2026	(9,119,762)	(9,086,234)	33,528	0
5-Year U.S. Treasury Notes	(200)	3-31-2026	(21,949,098)	(21,860,938)	88,160	0
					$202,412	$(11,881)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX Emerging Markets Index S42	5.00%	Quarterly	6-20-2029	USD	225,000	$18,524	$6,058	$12,466	$0
Markit CDX North American High Yield Series 43	5.00	Quarterly	12-20-2029	USD	1,720,000	133,732	110,807	22,925	0
Markit CDX North American High Yield Series 44	5.00	Quarterly	6-20-2030	USD	1,915,000	154,741	125,245	29,496	0
								$64,887	$0
See accompanying notes to portfolio of investments
18 | Allspring Income Plus ETF

Notes to portfolio of investments—December 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the
Allspring Income Plus ETF | 19

Notes to portfolio of investments—December 31, 2025 (unaudited)
risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
20 | Allspring Income Plus ETF

Notes to portfolio of investments—December 31, 2025 (unaudited)
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$71,149,078	$0	$71,149,078
Asset-backed securities	0	12,220,082	0	12,220,082
Corporate bonds and notes	0	51,978,100	0	51,978,100
Foreign corporate bonds and notes	0	23,281,792	0	23,281,792
Foreign government bonds	0	35,521,371	0	35,521,371
Investment companies	470,276	0	0	470,276
Loans	0	1,826,268	0	1,826,268
Non-agency mortgage-backed securities	0	6,981,070	0	6,981,070
U.S. Treasury securities	26,470,686	0	0	26,470,686
Yankee corporate bonds and notes	0	18,482,402	0	18,482,402
Yankee government bonds	0	5,577,081	0	5,577,081
Short-term investments
Investment companies	1,445,704	0	0	1,445,704
	28,386,666	227,017,244	0	255,403,910
Forward foreign currency contracts	0	188,647	0	188,647
Futures contracts	202,412	0	0	202,412
Swap contracts	0	64,887	0	64,887
Total assets	$28,589,078	$227,270,778	$0	$255,859,856
Liabilities
Forward foreign currency contracts	$0	$324,594	$0	$324,594
Futures contracts	11,881	0	0	11,881
Total liabilities	$11,881	$324,594	$0	$336,475
Allspring Income Plus ETF | 21

Notes to portfolio of investments—December 31, 2025 (unaudited)
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of December 31, 2025, $829,000 was segregated as cash collateral for these open futures contracts and $250,749 was segregated as cash collateral for swap contracts. The Fund also had $150,000 segregated as cash collateral for open forward foreign currency contracts.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
22 | Allspring Income Plus ETF